Financial Instruments (Details 1) - Financial risk [member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Total effect OCI	$ 717,177	$ 589,252
ILS vs EURO
Disclosure of detailed information about financial instruments [line items]
Loans to foreign operations	16,874	20,513
Equity of foreign operations	693,904	574,198
EURO vs HRK
Disclosure of detailed information about financial instruments [line items]
Restricted cash	1,673	1,175
Loans to foreign operations	3,489	3,605
Loans from banks	(27,974)	(32,529)
Total effect on pre-tax profit	(5,938)	(7,236)
ILS vs HUF
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations	11,015	5,340
ILS vs HRK
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations	12,258	9,714
Increase 5% Effect on OCI
Disclosure of detailed information about financial instruments [line items]
Total effect OCI	(35,859)	(29,463)
Increase 5% Effect on OCI | ILS vs EURO
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations	(34,695)	(28,710)
Increase 5% Effect on OCI | ILS vs HUF
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations	(551)	(267)
Increase 5% Effect on OCI | ILS vs HRK
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations	(613)	(486)
Increase 5% Effect on Pre-tax profit | ILS vs EURO
Disclosure of detailed information about financial instruments [line items]
Loans to foreign operations	(844)	(1,026)
Increase 5% Effect on Pre-tax profit | EURO vs HRK
Disclosure of detailed information about financial instruments [line items]
Restricted cash	84	89
Loans to foreign operations	174	180
Loans from banks	(1,399)	(1,626)
Total effect on pre-tax profit	(1,985)	(2,383)
Decrease 5% Effect on Pre-tax profit | ILS vs EURO
Disclosure of detailed information about financial instruments [line items]
Loans to foreign operations	844	1,026
Decrease 5% Effect on Pre-tax profit | EURO vs HRK
Disclosure of detailed information about financial instruments [line items]
Restricted cash	(84)	(89)
Loans to foreign operations	(174)	(180)
Loans from banks	1,399	1,626
Total effect on pre-tax profit	1,985	2,383
Decrease 5% Effect on OCI
Disclosure of detailed information about financial instruments [line items]
Total effect OCI	35,859	29,463
Decrease 5% Effect on OCI | ILS vs EURO
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations	34,695	28,710
Decrease 5% Effect on OCI | ILS vs HUF
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations	551	267
Decrease 5% Effect on OCI | ILS vs HRK
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations	$ 613	$ 486